Submission	Sep. 17, 2026
Submission [Line Items]
Central Index Key	0001584207
Registrant Name	OneMain Holdings, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES